Subordinated liabilities - HSBC Holdings Subordinated Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,220,739	$ 2,099,449
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	87,730	75,796
HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	29,271	28,536
At cost | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	17,988	19,230
At cost | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,877	15,189
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	94,429	86,832
Financial liabilities designated at fair value | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,831	23,172
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	30,890	30,113
Financial liabilities designated at fair value | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 13,394	$ 13,347